SEGMENT REPORTING - Segment information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of reportable business segments | segment	2	2
Revenue	$ 12,778,262	$ 7,633,776	[1]	$ 9,949,057	[1]
Depreciation and Amortization	1,574,913	1,570,593		1,262,108
(Loss) income from Operations	(4,168,484)	(2,680,849)	[1]	(1,038,873)	[1]
Net loss	(4,489,198)	(3,192,314)	[1]	(1,230,319)	[1]
Interest expense, net	449,566	853,983	[1]	863,871	[1]
Capital Expenditures		671,587		1,060,124
Total Property and Equipment, net	6,776,116	7,596,990	[2]	7,399,412	[2]	$ 6,261,425
Total Assets	17,595,407	16,957,713	[2]	17,560,148	[2]
Total Liabilities	9,609,411	9,251,624	[2]	12,229,451	[2]
Depreciation and amortization	38,864	40,906	[1]	47,537	[1]
Previously stated
Disclosure of operating segments [line items]
Depreciation and Amortization		2,140,326		1,358,775
(Loss) income from Operations		(3,250,582)		(1,135,540)
Net loss		(3,476,716)		(1,310,553)
Total Property and Equipment, net		7,250,846		7,399,412
Total Assets		53,785,449		31,582,385
Total Liabilities		12,543,145		12,810,585
Restatement Prior Period Adjustment
Disclosure of operating segments [line items]
Depreciation and Amortization		(569,733)		(96,667)
(Loss) income from Operations		569,733		96,667
Net loss		569,733		96,667
Total Property and Equipment, net		346,144
Total Liabilities		(3,291,521)		(581,134)
Restatement Adjustment, Income Taxes
Disclosure of operating segments [line items]
Net loss		(285,331)		(16,433)
Restatement Adjustment, Property, Plant and Equipment
Disclosure of operating segments [line items]
Total Assets		346,144
Restatement Adjustment, Goodwill
Disclosure of operating segments [line items]
Total Assets		(17,765,824)		(8,778,904)
Restatement Adjustment, Intangible Assets
Disclosure of operating segments [line items]
Total Assets		(19,643,315)		(5,243,333)
Restatement Adjustment, Foreign Currency Translation
Disclosure of operating segments [line items]
Total Assets		235,259
As Restated
Disclosure of operating segments [line items]
Net loss		(3,192,314)		(1,230,319)
Total Assets		16,957,713		17,560,148
Total Liabilities		9,251,624		12,229,451
Education
Disclosure of operating segments [line items]
Revenue	9,676,052	5,618,210		5,517,061
Depreciation and Amortization	426,740	616,195		276,798
(Loss) income from Operations	(2,153,975)	306,710		(1,205,784)
Net loss		(67,609)		(1,205,785)
Interest expense, net	98,819	107,833
Capital Expenditures		437,764		423,959
Total Property and Equipment, net	15,442	10,881		11,519
Total Assets	5,122,967	3,336,242		3,523,344
Total Liabilities	3,589,315	5,852,323		4,468,709
Education | Previously stated
Disclosure of operating segments [line items]
Depreciation and Amortization		914,195		373,465
(Loss) income from Operations		8,710		(1,302,451)
Net loss		(135,636)		(1,286,019)
Total Property and Equipment, net		10,881		11,519
Total Assets		12,030,161		12,422,243
Total Liabilities		5,673,010		4,468,709
Education | Restatement Prior Period Adjustment
Disclosure of operating segments [line items]
Depreciation and Amortization		(298,000)		(96,667)
(Loss) income from Operations		298,000		96,667
Net loss		298,000		96,667
Total Liabilities		229,973
Education | Restatement Adjustment, Income Taxes
Disclosure of operating segments [line items]
Net loss		(229,973)		(16,433)
Education | Restatement Adjustment, Goodwill
Disclosure of operating segments [line items]
Total Assets		(3,655,567)		(3,655,567)
Education | Restatement Adjustment, Intangible Assets
Disclosure of operating segments [line items]
Total Assets		(4,945,333)		(5,243,333)
Education | As Restated
Disclosure of operating segments [line items]
Net loss		(67,609)		(1,205,785)
Total Assets		3,429,261		3,523,343
Total Liabilities		5,902,983		4,468,709
Campus
Disclosure of operating segments [line items]
Revenue	3,102,210	2,015,566		4,431,996
Depreciation and Amortization	1,148,173	954,398		985,310
(Loss) income from Operations	(2,014,508)	(2,987,559)		166,911
Net loss		(3,124,705)		(24,534)
Interest expense, net	350,747	746,150		863,871
Capital Expenditures		233,823		636,165
Total Property and Equipment, net	6,760,674	7,586,109		7,387,893
Total Assets	12,472,440	13,621,471		14,036,804
Total Liabilities	6,020,096	3,399,301		7,760,742
Campus | Previously stated
Disclosure of operating segments [line items]
Depreciation and Amortization		1,226,131		985,310
(Loss) income from Operations		(3,259,292)		166,911
Net loss		(3,341,080)		(24,534)
Total Property and Equipment, net		7,239,965		7,387,893
Total Assets		41,755,288		19,160,141
Total Liabilities		6,870,135		8,341,876
Campus | Restatement Prior Period Adjustment
Disclosure of operating segments [line items]
Depreciation and Amortization		(271,733)
(Loss) income from Operations		271,733
Net loss		271,733
Total Property and Equipment, net		346,144
Total Liabilities		(3,521,494)		(581,134)
Campus | Restatement Adjustment, Income Taxes
Disclosure of operating segments [line items]
Net loss		(55,358)
Campus | Restatement Adjustment, Property, Plant and Equipment
Disclosure of operating segments [line items]
Total Assets		346,144
Campus | Restatement Adjustment, Goodwill
Disclosure of operating segments [line items]
Total Assets		(14,110,257)		(5,123,337)
Campus | Restatement Adjustment, Intangible Assets
Disclosure of operating segments [line items]
Total Assets		(14,697,982)
Campus | Restatement Adjustment, Foreign Currency Translation
Disclosure of operating segments [line items]
Total Assets		235,259
Campus | As Restated
Disclosure of operating segments [line items]
Net loss		(3,124,705)		(24,534)
Total Assets		13,528,452		14,036,804
Total Liabilities		3,348,641		7,760,742
Campus | Cost of revenue
Disclosure of operating segments [line items]
Depreciation and amortization	1,109,309	937,773		913,492
Campus | Operating expenses.
Disclosure of operating segments [line items]
Depreciation and amortization	$ 38,864	$ 47,537		$ 40,906

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination
[2]	Restatements in Note 35 to align with IFRS 3 book value method for business combination